Federated Hermes U.S. SMID Fund Average Annual Total Returns - Class IS Shares [Member]		12 Months Ended	54 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Russell 2500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.00%	12.73%
Russell 3000 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.81%	16.19%
Morningstar U.S. Mid-Cap Blend Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.30%	13.94%
IS
Prospectus [Line Items]
Average Annual Return, Percent		14.51%	14.37%
Performance Inception Date			Jul. 06, 2020
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.12%	13.23%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.49%	11.23%

[1]	The Russell 2500® Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.
[2]	The Russell 3000 Index is a broad-based benchmark that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.